VIA EDGAR

Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

February 15, 1996

Re:  Rule 24f-2 Notice for
     Benham Equity Funds (the "Corporation")
     Benham Income & Growth Fund
     Benham Equity Growth Fund
     Benham Global Gold Fund
     Benham Utilities Index Fund
     Benham Global Natural Resources Index Fund (the "Funds")
     1940 Act File No. 811-5447
     1933 Act File No. 33-19589

Ladies and Gentlemen:

     Pursuant to Section 24(f) of the Investment Company Act of 1940 and Rule 24f-2 promulgated thereunder, the accompanying documents are filed via electronic transmission on behalf of the above-referenced issuer.

     In payment of the fee, $26,185.64, was transferred to the Commission's account by federal wire transfer. The wire was sent February 14, 1996.

     Any concerns regarding the filing should be directed to the undersigned at 1-415-967-9625.


Sincerely,

/s/Steven D. Bebout
Steven D. Bebout
Federal Document Analyst

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.       Name and address of issuer:

          Benham Equity Funds
          1665 Charleston Road
          Mountain View, CA 94043

2.       Name of each series or class of funds for which this notice is filed:

          Benham Income & Growth Fund
          Benham Equity Growth Fund
          Benham Global Gold Fund
          Benham Utilities Index Fund
          Benham Global Natural Resources Index Fund (the "Funds")

3.       Investment Company Act File Number:  811-5447

         Securities Act File Number:  33-19589


4.       Last day of fiscal year for which this notice is filed:

          December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

          Not Applicable

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

          Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          Not Applicable

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          Not Applicable

9. Number and aggregate sale price of securities sold during the fiscal year:

          84,799,127          $1,038,561,134


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          84,799,127          $1,038,561,134


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          2,805,358      $40,352,244

12.      Calculation of registration fee:
         (i)   Aggregate sale price of securities sold during the
               fiscal year in reliance on rule 24f-2 (from Item 10):            $ 1,038,561,134

         (ii)  Aggregate price of shares issued in connection with
               dividend reinvestment plans (from Item 11), if
               applicable):                                                     +    40,352,244

         (iii) Aggregate price of shares redeemed or repurchased
               during the fiscal year (if applicable):                          - 1,002,975,027

         (iv)  Aggregate price of shares redeemed or repurchased
               and previously applied as a reduction to filing fees
               pursuant to rule 24e-2 (if applicable):                          +     N/A

         (v)   Net aggregate  price of securities  sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
               (ii), less line (iii), plus line (iv)] (if applicable):               75,938,351

         (vi)  Multiplier prescribed by Section 6(b) of the Securities
               Act of 1933 or other applicable law or regulation
               (see Instruction C.6):                                           x        1/2900

                                                                                ---------------
         (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:          $     26,185.64
                                                                                ===============



Instruction:   Issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                               [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         February 14, 1996

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/Charles C. S. Park, Corporate Counsel
                                    Charles C. S. Park, Corporate Counsel



         Date  February 15, 1996

  *Please print the name and title of the signing officer below the signature.

February 15, 1996


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Rule 24f-2 Notice for
     Benham Equity Funds (the "Corporation")
     Benham Income & Growth Fund
     Benham Equity Growth Fund
     Benham Global Gold Fund
     Benham Utilities Index Fund
     Benham Global Natural Resources Index Fund (the "Funds")
     1940 Act File No. 811-5447
     1933 Act File No. 33-19589

Ladies and Gentlemen:

I have examined the accompanying 24f-2 Notice for Benham Equity Funds. It is my opinion that all shares sold by the Corporation during the fiscal year ended December 31, 1995, pursuant to the indefinite registration under Rule 24f-2 under the Investment Company Act of 1940, were legally issued, fully paid, and non-assessable when sold.

I hereby consent to the inclusion of this opinion with the filing of the attached 24f-2 Notice for the fiscal year ended December 31, 1995.

Sincerely,

BENHAM EQUITY FUNDS

/s/Charles C. S. Park
Charles C. S. Park
Corporate Counsel